Note 20 - Fair Value Measurement - Assets Measured at Fair Value on Nonrecurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans held for sale, Total gains (losses)	$ 28	$ (40)
Mortgage servicing rights, Total gains (losses)	0	0
Impaired loanss, Total gains (losses)	(76)	(28)
Real estate, net (2), Total gains (losses)	0	0
Total, Total gains (losses)	(48)	(68)
Fair Value, Nonrecurring [Member]
Loans held for sale	6,186	3,606
Mortgage servicing rights, net	3,043	2,172
Impaired loans	2,888	3,126
Real estate, net	636	580
Total	12,753	9,484
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Loans held for sale	0	0
Mortgage servicing rights, net	0	0
Impaired loans	0	0
Real estate, net	0	0
Total	0	0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Loans held for sale	6,186	3,606
Mortgage servicing rights, net	3,043	2,172
Impaired loans	2,888	3,126
Real estate, net	636	580
Total	12,753	9,484
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Loans held for sale	0	0
Mortgage servicing rights, net	0	0
Impaired loans	0	0
Real estate, net	0	0
Total	$ 0	$ 0